SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION RELATED TO LEASES (Details)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Sep. 30, 2025 CNY (¥)	Mar. 31, 2025
Leases
Operating lease right-of-use assets, net	$ 33,266	¥ 229,471	¥ 280,398
Total operating lease assets	33,266	229,471	280,398
Operating lease liabilities, current	14,575	100,540	99,065
Operating lease liabilities, non-current	16,563	114,254	164,896
Total operating lease liabilities	$ 31,138	¥ 214,794	¥ 263,961
Weighted average remaining lease term- operating lease	2 years 3 months	2 years 3 months		3 months
Weighted average discount rate- operating lease	3.00%	3.00%		4.75%